Material accounting policies - Additional Information (Detail) - GBP (£) £ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Summary Of Material Accounting Policies [Line Items]
Accumulated deficit	£ (250,696)		£ (224,294)
Cash flows from (used in) operating activities	(7,595)	£ (7,060)
Cash and cash equivalents	8,443	11,639	6,749	£ 17,225
Proceeds from issuing other equity instruments	4,439	£ 0	£ 0
American Depository Receipts [Member]
Disclosure Of Summary Of Material Accounting Policies [Line Items]
Proceeds from issuing other equity instruments	£ 19,000